Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Current Assets:
Cash and Cash Equivalents	$ 7,549,841	$ 10,093,925	$ 33,226,370
Restricted Cash	6,010	9,873	55,618
Accounts Receivable and Prepaid Expenses	5,927,363
Accounts Receivable		963,997	621,945
Current Portion of Prepaid Rent - Related Party		0	1,580,205
Prepaid Expenses		4,662,764	13,897,904
Inventory	25,495,872	22,638,120	25,481,122
Current Assets Held for Sale	20,499,209	33,459,879	7,395,018
Other Current Assets	5,733,682	9,105,457	18,913,039
Due from Related Party	3,109,717	3,109,717	4,921,455
Total Current Assets	68,321,694	84,043,732	106,092,676
Prepaid Rent - Related Party, Net of Current Portion		0	4,327,077
Operating Lease Right-of-Use Assets	98,236,694	116,354,828	0
Property and Equipment, Net	152,427,173	174,547,867	232,895,281
Intangible Assets, Net	133,580,466	148,081,030	201,101,415
Non- Current Assets Held for Sale			56,970,526
Goodwill	33,861,150	33,861,150	53,786,872
Other Assets	17,137,917	17,374,997	32,302,547
TOTAL ASSETS	503,565,094	574,263,604	687,476,394
Current Liabilities:
Accounts Payable and Accrued Liabilities	80,635,429	79,530,930	47,610,197
Income Taxes Payable	86,342,631	38,599,349	13,658,111
Other Current Liabilities	13,462,163	19,732,305	3,646,380
Derivative Liabilities		546,076	9,343,485
Current Portion of Operating Lease Liabilities	5,882,032	9,757,669	0
Current Portion of Finance Lease Liabilities	617,592	1,644,044	4,153,935
Current Portion of Notes Payable	16,761,052	16,188,668	21,998,522
Current Liabilities Held for Sale	12,367,699	18,659,038	3,641,620
Due to Related Party	4,374,727	4,556,814	5,640,817
Total Current Liabilities	220,443,325	189,214,893	109,693,067
Operating Lease Liabilities, Net of Current Portion	116,211,645	131,045,238	0
Finance Lease Liabilities, Net of Current Portion	27,630,404	58,569,498	12,230,848
Other Non-Current Liabilities	3,932,218	4,215,533	24,929,028
Non-Current Liabilities Held for Sale			7,185,447
Deferred Tax Liabilities	44,910,274	48,928,492	84,562,776
Senior Secured Convertible Credit Facility	159,592,165	166,368,463	86,855,415
Notes Payable, Net of Current Portion	177,752,061	152,809,937	150,749,037
TOTAL LIABILITIES	750,472,092	751,152,054	476,205,618
SHAREHOLDERS' EQUITY:
Preferred Shares (no par value, unlimited shares authorized and no shares issued and outstanding)	0	0	0
Subordinate Voting Shares (no par value, unlimited shares authorized, 512,315,834 and 403,907,218 shares issued and outstanding as of December 26, 2020 and June 27, 2020, respectively)	0	0	0
Additional Paid-In Capital	840,119,302	791,172,612	613,356,006
Accumulated Deficit	(674,420,245)	(631,365,865)	(370,382,824)
Total Equity Attributable to Shareholders of MedMen Enterprises Inc.	165,699,057	159,889,247	243,138,181
Non-Controlling Interest	(412,606,055)	(336,777,697)	(31,867,405)
TOTAL MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	(246,906,998)	(176,888,450)	211,270,776
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	503,565,094	574,263,604	687,476,394
Super Voting [Member]
SHAREHOLDERS' EQUITY:
TOTAL MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	0	82,500	164,999
Super Voting Shares (no par value, unlimited shares authorized, nil and 815,295 shares issued and outstanding as of December 26, 2020 and June 27, 2020, respectively)	$ 0	$ 82,500	$ 164,999